Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105

(415) 856-7007
davidhearth@paulhastings.com

October 29, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Matthews International Funds - File Nos. 33-78960 and 811-08510

Ladies and Gentlemen:

We are counsel to Matthews International Funds (the “Registrant”), and have reviewed the enclosed Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A (this “Amendment”), which is being filed pursuant to paragraph (b)(1) of Rule 485 under the Securities Act of 1933, as amended.

The purposes of this Amendment are to respond to the comments of the SEC staff examiner, Ms. Patricia Williams, to the disclosure changes proposed in previously filed Post-Effective Amendment No. 41.  This Amendment also updates certain expense information and makes various non-material changes.

We hereby represent our view that the Amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485.

Very truly yours,

/s/ David A. Hearth
David A. Hearth
for Paul, Hastings, Janofsky & Walker LLP